Bank Loans and Notes Payable - Narrative (Details) € / shares in Units, € in Millions, $ in Millions, $ in Millions							1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Feb. 12, 2020 USD ($)	Jan. 16, 2020 USD ($)	Mar. 14, 2016 MXN ($)	May 07, 2013 USD ($)	Dec. 31, 2023 MXN ($)	May 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Nov. 30, 2022 MXN ($)	May 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2023 MXN ($)	Sep. 30, 2022 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Sep. 30, 2021 MXN ($)	Apr. 30, 2021 EUR (€)	Mar. 14, 2016 EUR (€)	May 07, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 52,369						$ 79,088
Repayments of non-current borrowings															$ 2,569	[1]	$ 43,421	$ 9,882	$ 38,742
Foreign currency revaluation of the net foreign operations															$ (305)	[2]	(5,153)	3,677	350
Borrowings																				134,371						189,879
Savings amount													$ 7,500													408
Interest pay rate													5.46%
Tender Offer gain																	6,961	$ 0	$ 0
Argentine pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts																	73
2.875% Senior Notes due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	$ 147					$ 1,000																$ 127
Repayments of non-current borrowings								$ 300
Tender Offer gain									$ 346
Senior Notes 2.875%
Disclosure of detailed information about borrowings [line items]
Face amount | €																														€ 300
Borrowings term						10 years
Borrowings, interest rate						2.875%																								2.875%
Senior Notes 4.375%
Disclosure of detailed information about borrowings [line items]
Face amount						$ 700
Repayment of borrowings	130
Fixed Rate 4.375%
Disclosure of detailed information about borrowings [line items]
Borrowings term						30 years
Borrowings, interest rate						4.375%																								4.375%
1.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €																													€ 1,000
Borrowings term					7 years
Borrowings, interest rate																													1.75%
Repayment of borrowings | €											€ 1,042
Basis points over the relevant benchmark					1.55%
Total yield percentage																													1.824%
Foreign currency revaluation of the net foreign operations					$ 232
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Face amount	943		$ 300	$ 1,500								$ 700
Borrowings, interest rate			3.50%	3.50%								3.50%
Repayment of borrowings	$ 715
Basis points over the relevant benchmark			1.375%	1.30%
Total yield percentage			3.577%
Borrowings			$ 1,800
Percentage of implicit weighted performance												3.358%
Gain (loss) on hedge ineffectiveness recognised in profit or loss							$ 5,763										3,910
Tender Offer gain									$ 4,199								1,188
Debt Certificates Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Face amount | €																							€ 259
Borrowings, interest rate																												1.00%
Borrowings | €																												€ 500
Debt Certificates Maturing on 2028
Disclosure of detailed information about borrowings [line items]
Face amount | €																							€ 404
Borrowings, interest rate																												0.50%
Borrowings | €																												€ 700
Tender Offer gain																	$ 2,416
Senior Notes Maturing 2028
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings		$ 347
Borrowings | €																					€ 700
Senior Notes Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings		$ 197
Borrowings | €																					€ 500
Debt Certificates Maturing on 2032
Disclosure of detailed information about borrowings [line items]
Face amount										$ 8,446
Borrowings, interest rate										9.65%
TIEE28 Plus Zero Point One Zero Percentage Debt Bonds Maturing on 2027
Disclosure of detailed information about borrowings [line items]
Face amount										$ 827
Basis points over the relevant benchmark										0.25%
Borrowings, adjustment to interest rate basis										0.10%
Senior Unsecured Exchangeable Bonds
Disclosure of detailed information about borrowings [line items]
Face amount | €																								€ 500
Borrowings, interest rate																								2.625%
Exchange price (in euros per share) | € / shares																								€ 95.625
Premium (as a percent)																								27.50%
Clearing price (in euros per share) | € / shares																								€ 75.00
Initial exchange option (in shares) | shares																								5,228,758
7.87% debt bonds maturing on 2027
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 8,500
Borrowings, interest rate															7.87%					7.87%	7.87%
T I I E Plus Zero Point Zero Eight Percentage Debt Bonds Maturing On Two Thousand Twenty Five
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 1,727
Borrowings, interest rate															0.08%					0.08%	0.08%
7.35% debt bonds maturying on 2028
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 3,000
Borrowings, interest rate															7.35%					7.35%	7.35%
7.36% Debt maturing on 2028
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 6,965
Borrowings, interest rate															7.36%					7.36%	7.36%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 2,435
Borrowings, interest rate															0.05%					0.05%	0.05%
TIEE Plus Nine Point Pine Five Percentage Debt Bonds Maturing On 2029
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 5,500
Borrowings, interest rate															9.95%					9.95%	9.95%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026, 2
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 500
Borrowings, interest rate															0.05%					0.05%	0.05%
2.75% Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount															$ 1,041
Borrowings, interest rate															2.75%					2.75%	2.75%
1.85% Senior Notes Maturing 2032
Disclosure of detailed information about borrowings [line items]
Face amount															$ 705
Borrowings, interest rate															1.85%					1.85%	1.85%
5.25% Senior Notes Maturing On November 26, 2045
Disclosure of detailed information about borrowings [line items]
Face amount															$ 489
Borrowings, interest rate															5.25%					5.25%	5.25%
First Bonds Linked Debt
Disclosure of detailed information about borrowings [line items]
Face amount																											$ 9,400
Borrowings, adjustment to interest rate basis																											0.25%
Prepaid bilateral loans with maturity of February 2025
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings														$ 3,760
Prepaid bilateral loans with maturity of August 2026
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings														$ 5,640
Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount																									$ 209
Senior Notes Maturing 2043
Disclosure of detailed information about borrowings [line items]
Face amount																									$ 111
Social and Sustainable Bond
Disclosure of detailed information about borrowings [line items]
Face amount																										$ 6,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3